Securities Available for Sale - Available-for-sale Securities, Continuous Unrealized Loss Position, Fair Value (Details) - LendingClub Corp [Member] - USD ($) $ in Thousands		Mar. 31, 2017	Dec. 31, 2016	Dec. 31, 2015
Schedule of Available-for-sale Securities [Line Items]
Less than 12 months, fair value	[1]		$ 121,290	$ 291,478
Less than 12 months, unrealized loss	[1]		(196)	(1,674)
12 months or longer, fair value	[1]		17,518	0
12 months or longer, unrealized loss	[1]		(51)	0
Fair Value	[1]		138,808	291,478
Unrealized Losses	[1]		(247)	(1,674)
Corporate Debt Securities [Member]
Schedule of Available-for-sale Securities [Line Items]
Less than 12 months, fair value		$ 85,233	107,862	212,018
Less than 12 months, unrealized loss		(99)	(185)	(1,494)
12 months or longer, fair value		3,173	11,682	0
12 months or longer, unrealized loss		(2)	(14)	0
Fair Value		88,406	119,544	212,018
Unrealized Losses		$ (101)	(199)	(1,494)
Asset-backed Securities [Member]
Schedule of Available-for-sale Securities [Line Items]
Less than 12 months, fair value			6,628	54,409
Less than 12 months, unrealized loss			(8)	(134)
12 months or longer, fair value			1,870	0
12 months or longer, unrealized loss			(1)	0
Fair Value			8,498	54,409
Unrealized Losses			(9)	(134)
Other Debt Obligations [Member]
Schedule of Available-for-sale Securities [Line Items]
Less than 12 months, fair value			6,800	6,988
Less than 12 months, unrealized loss			(3)	(17)
12 months or longer, fair value			3,966	0
12 months or longer, unrealized loss			(36)	0
Fair Value			10,766	6,988
Unrealized Losses			$ (39)	(17)
US Government Agencies Debt Securities [Member]
Schedule of Available-for-sale Securities [Line Items]
Less than 12 months, fair value				14,578
Less than 12 months, unrealized loss				(25)
12 months or longer, fair value				0
12 months or longer, unrealized loss				0
Fair Value				14,578
Unrealized Losses				(25)
US Treasury Securities [Member]
Schedule of Available-for-sale Securities [Line Items]
Less than 12 months, fair value				3,485
Less than 12 months, unrealized loss				(4)
12 months or longer, fair value				0
12 months or longer, unrealized loss				0
Fair Value				3,485
Unrealized Losses				$ (4)

[1]	The number of investment positions with unrealized losses at December 31, 2016 and 2015 totaled 72 and 141, respectively